UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.30%
Aerospace & Defense - 3.27%
BAE Systems PLC (a)	125,090	$939,477
Raytheon Co. (c)	7,450	1,114,073
United Technologies Corp. (c)	24,880	2,680,073
		4,733,623
Air Freight & Logistics - 0.56%
Expeditors International of Washington, Inc.	15,260	804,812
Auto Components - 0.96%
Bridgestone Corp. (a)	35,900	1,393,072
Banks - 4.20%
Bank of Nova Scotia (a)(c)	56,450	3,115,613
National Bank of Canada (a)	21,930	821,498
Toronto-Dominion Bank (a)(c)	45,340	2,145,659
		6,082,770
Beverages - 2.55%
Coca-Cola Co. (b)(c)	91,610	3,696,463
Capital Markets - 2.77%
Franklin Resources, Inc.	21,720	852,727
IGM Financial, Inc. (a)	27,370	792,595
S&P Global, Inc.	6,510	774,625
Schroders PLC (a)	21,690	747,454
T Rowe Price Group, Inc.	11,450	847,987
		4,015,388
Chemicals - 2.80%
AdvanSix, Inc.	653	12,211
Air Products & Chemicals, Inc.	5,430	784,418
Potash Corp of Saskatchewan, Inc. (a)	48,032	876,040
PPG Industries, Inc.	7,470	716,597
Praxair, Inc.	6,930	833,679
Yara International ASA (a)	22,340	826,055
		4,049,000
Communications Equipment - 0.68%
Telefonaktiebolaget LM Ericsson (a)	191,789	984,300
Construction & Engineering - 0.57%
Skanska AB (a)	36,130	830,532
Distributors - 0.51%
Genuine Parts Co. (b)	7,660	737,122
Diversified Financial Services - 1.03%
Groupe Bruxelles Lambert SA (a)	8,980	735,705
Kinnevik AB (a)	30,730	752,365
		1,488,070
Diversified Telecommunication Services - 1.25%
Nippon Telegraph & Telephone Corp. (a)	44,900	1,802,337
Electric Utilities - 2.73%
Cheung Kong Infrastructure Holdings Ltd. (a)	87,000	726,418
EDP - Energias de Portugal SA (a)	230,810	666,809
Power Assets Holdings Ltd. (a)	78,500	748,602
Southern Co. (c)	38,580	1,806,316
		3,948,145
Electrical Equipment - 1.68%
Eaton Corp PLC (a)(c)	16,200	1,077,462
Emerson Electric Co. (c)	23,990	1,353,996
		2,431,458
Electronic Equipment, Instruments & Components - 0.52%
Kyocera Corp. (a)	15,600	751,338
Engineering & Construction - 0.52%
SNC-Lavalin Group, Inc. (a)	17,920	759,329
Food & Staples Retailing - 0.49%
Lawson, Inc. (a)	10,200	710,450
Food Products - 5.53%
Archer-Daniels-Midland Co. (c)	46,960	2,030,081

General Mills, Inc.	14,190	864,739
Hormel Foods Corp.	21,260	727,942
Nestle SA (a)(b)	65,188	4,387,066
		8,009,828
Health Care Equipment & Supplies - 0.52%
Dentsply Sirona, Inc.	12,880	749,358
Health Care Providers & Services - 1.68%
Cardinal Health, Inc. (c)	23,770	1,687,908
Sonic Healthcare Ltd. (a)	45,960	739,184
		2,427,092
Household Products - 3.50%
Procter & Gamble Co.	61,510	5,072,115
Industrial Conglomerates - 1.71%
Honeywell International, Inc. (b)(c)	15,630	1,780,882
Jardine Matheson Holdings Ltd. (a)	13,000	700,401
		2,481,283
Insurance - 6.46%
Admiral Group PLC (a)	26,830	637,384
Aflac, Inc. (c)	27,010	1,927,974
Cincinnati Financial Corp.	10,330	792,724
Everest Re Group Ltd. (a)	4,170	877,994
Great-West Lifeco, Inc. (a)	32,180	847,082
Intact Financial Corp. (a)	10,850	755,211
Muenchener Rueckversicherungs-Gesellschaft AG (a)(c)	15,320	2,791,059
St James's Place PLC (a)	62,130	729,588
		9,359,016
IT Services - 3.41%
International Business Machines Corp. (c)	30,430	4,936,355
Leisure Products - 0.48%
Polaris Industries, Inc.	7,933	689,060
Machinery - 1.68%
Cummins, Inc.	6,140	870,529
Parker-Hannifin Corp.	6,350	882,206
Pentair PLC (a)	11,720	673,431
		2,426,166
Media - 1.48%
Pearson PLC (a)	67,880	673,052
SES SA (a)	34,000	733,900
WPP PLC (a)	34,550	736,847
		2,143,799
Multiline Retail - 2.57%
Next PLC (a)	11,060	677,513
Nordstrom, Inc.	14,720	823,142
Target Corp. (c)	28,770	2,222,195
		3,722,850
Multi-Utilities - 1.35%
Consolidated Edison, Inc.	13,620	950,267
Public Service Enterprise Group, Inc.	24,280	1,003,007
		1,953,274
Office Electronics - 1.21%
Canon, Inc. (a)	60,700	1,750,801
Oil, Gas & Consumable Fuels - 9.31%
Chevron Corp. (b)(c)	52,090	5,811,160
Exxon Mobil Corp. (b)(c)	60,910	5,317,443
Suncor Energy, Inc. (a)(c)	73,960	2,355,400
		13,484,003
Personal Products - 1.76%
Unilever NV (a)	64,073	2,554,575
Pharmaceuticals - 14.18%
Astellas Pharma, Inc. (a)	49,900	695,765
GlaxoSmithKline PLC (a)	116,500	2,174,000
Hisamitsu Pharmaceutical Co., Inc. (a)	14,900	721,387
Johnson & Johnson (b)	43,820	4,877,166
Mitsubishi Tanabe Pharma Corp. (a)	40,500	767,914
Novartis AG (a)	50,478	3,479,034
Novo Nordisk A/S (a)	25,540	860,190
Roche Holding AG (a)(c)	20,099	4,473,459
Sanofi (a)	17,770	1,432,197
Teva Pharmaceutical Industries Ltd. (a)	27,642	1,042,103
20,523,215

Real Estate Management & Development - 0.48%
Sino Land Co., Ltd. (a)	444,000	696,563
Road & Rail - 2.99%
Canadian National Railway Co. (a)	14,140	945,368
Norfolk Southern Corp. (c)	11,070	1,178,512
Union Pacific Corp. (c)	21,790	2,207,981
		4,331,861
Semiconductors & Semiconductor Equipment - 5.17%
Intel Corp. (c)	153,290	5,319,163
Linear Technology Corp.	13,290	831,023
Texas Instruments, Inc. (c)	17,090	1,263,464
Versum Materials, Inc.	2,715	66,409
		7,480,059
Software - 0.90%
SAP SE (a)(c)	15,580	1,301,154
Specialty Retail - 2.88%
Gap, Inc.	30,850	770,324
L Brands, Inc.	10,550	740,821
Ross Stores, Inc.	12,430	840,144
Tiffany & Co.	11,510	949,345
TJX Companies, Inc.	11,100	869,574
		4,170,208
Textiles, Apparel & Luxury Goods - 1.14%
Burberry Group PLC (a)	44,540	795,026
Swatch Group AG (a)	2,920	858,631
		1,653,657
Tobacco - 0.58%
Japan Tobacco, Inc. (a)	24,196	838,841
Trading Companies & Distributors - 0.54%
WW Grainger, Inc.	3,420	788,549
Wireless Telecommunication Services - 1.70%
KDDI Corp. (a)	51,986	1,361,275
NTT DOCOMO, Inc. (a)	47,959	1,098,106
		2,459,381
TOTAL COMMON STOCKS (Cost $139,583,021)		145,221,272

REAL ESTATE INVESTMENT TRUSTS - 0.95%
HCP, Inc.	19,770	583,808
Public Storage	3,500	732,550
Quality Care Properties, Inc.	3,954	59,310
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,377,289)		1,375,668

SHORT-TERM INVESTMENTS - 0.36%
STIT-Treasury Portfolio - Institutional Class, 0.260% (d)	515,675	515,675
TOTAL SHORT-TERM INVESTMENTS (Cost $515,675)		515,675

Total Investments (Cost $141,475,985) - 101.61%		147,112,615
Liabilities in Excess of Other Assets - (1.61%)		(2,324,197)
TOTAL NET ASSETS - 100.00%		$144,788,418

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	All or a portion of this security may be subject to call options.
(d)	Seven day yield as of November 30, 2016.

Abbreviations:

A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is the Dutch term for a public Limited Liability Company.
PLC	Public Limited Company
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SE	Generally designates a European public company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI")
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Options Written
November 30, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
Aflac, Inc.
Expiration: January, 2017, Exercise Price: $72.50	(100)	$(12,900)
Archer-Daniels-Midland Co.
Expiration: January, 2017, Exercise Price: $46.00	(160)	(7,040)
Bank of Nova Scotia
Expiration: January, 2017, Exercise Price: $55.09 (a)	(200)	(20,100)
Cardinal Health, Inc.
Expiration: December, 2016, Exercise Price: $80.00	(80)	(200)
Chevron Corp.
Expiration: January, 2017, Exercise Price: $105.00	(180)	(142,200)
Expiration: February, 2017, Exercise Price: $120.00	(180)	(17,640)
Coca-Cola Co.
Expiration: February, 2017, Exercise Price: $43.00	(190)	(5,320)
Eaton Corp PLC
Expiration: January, 2017, Exercise Price: $67.50 (a)	(60)	(12,000)
Emerson Electric Co.
Expiration: December, 2016, Exercise Price: $55.00	(150)	(31,500)
Exxon Mobil Corp.
Expiration: February, 2017, Exercise Price: $92.50	(210)	(18,270)
Honeywell International, Inc.
Expiration: December, 2016, Exercise Price: $120.00	(100)	(2,000)
Intel Corp.
Expiration: December, 2016, Exercise Price: $40.00	(500)	(500)
International Business Machines Corp.
Expiration: February, 2017, Exercise Price: $170.00	(60)	(13,800)
iShares MSCI EAFE ETF
Expiration: December, 2016, Exercise Price: $61.00	(400)	(400)
Expiration: January, 2017, Exercise Price: $60.00	(400)	(3,200)
Expiration: February, 2017, Exercise Price: $59.00	(400)	(16,800)
Muenchener Rueckversicherungs-Gesellschaft AG
Expiration: December, 2016, Exercise Price: $185.47 (a)	(100)	(18,971)
Norfolk Southern Corp.
Expiration: January, 2017, Exercise Price: $100.00	(40)	(31,600)
Raytheon Co.
Expiration: January, 2017, Exercise Price: $145.00	(30)	(19,050)
Roche Holding AG
Expiration: December, 2016, Exercise Price: $255.73 (a)	(130)	(1,790)
SAP SE
Expiration: December, 2016, Exercise Price: $89.03 (a)	(100)	(636)
Southern Co.
Expiration: February, 2017, Exercise Price: $50.00	(80)	(3,840)
Suncor Energy, Inc.
Expiration: January, 2017, Exercise Price: $31.27 (a)	(260)	(42,195)
Expiration: January, 2017, Exercise Price: $34.24 (a)	(260)	(8,762)
Target Corp.
Expiration: January, 2017, Exercise Price: $72.50	(100)	(56,000)
Texas Instruments, Inc.
Expiration: January, 2017, Exercise Price: $75.00	(60)	(9,840)
Expiration: January, 2017, Exercise Price: $77.50	(60)	(4,920)
Toronto-Dominion Bank
Expiration: January, 2017, Exercise Price: $49.13 (a)	(100)	(1,807)
Union Pacific Corp.
Expiration: January, 2017, Exercise Price: $95.00	(80)	(68,000)
United Technologies Corp.
Expiration: February, 2017, Exercise Price: $115.00	(50)	(3,600)
Total Options Written (Premiums received $368,740)		$(574,881)

(a)	Foreign issued security denominated in U.S. dollars.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Open Futures Contracts
November 30, 2016 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Appreciation/ (Depreciation)
E-mini MSCI EAFE	3	$245,265	December - 16	$(4,535)
E-mini S&P 500	2	219,880	December - 16	7,601
Total Futures Contracts Purchased		$465,145		$3,066

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*

Cost of investments	$141,475,985
Gross unrealized appreciation on futures	7,601
Gross unrealized appreciation on investments	13,568,893
Gross unrealized appreciation on written options	139,351
Gross unrealized depreciation on futures	(4,535)
Gross unrealized depreciation on investments	(7,932,263)
Gross unrealized depreciation on written options	(345,492)
Net unrealized appreciation	$5,433,555

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Adviser determines it does not approximate fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Foreign options, including options written, are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the Fund's net asset value ("NAV"), it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets and will generally be classified as Level 2.

Futures contracts are valued at the settlement price at the close of trading on the relevant exchange or board of trade. Futures for which reliable market quotations are not readily available are valued at price, supplied by a Pricing Service, which is the opinion of the Pricing Service representative of the market value of such positions as of the time of determination of the NAV.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.  In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less net foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Witholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Summary of Fair Value Exposure at November 30, 2016 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock(1)	$93,941,446	$51,279,826	$-	$145,221,272
Real Estate Investment Trusts	1,375,668	-	-	1,375,668
Short-Term Investments	515,675	-	-	515,675
Total Assets	$95,832,789	$51,279,826	$-	$147,112,615
Liabilities:
Options Written	$(563,712)	$(11,169)	$-	$(574,881)
Total Liabilities	$(563,712)	$(11,169)	$-	$(574,881)

Other Financial Instruments*	$3,066	$-	$-	$3,066

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.
(1) See the Schedule of Investments for industry classifications.

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2016.
Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

The Fund held no Level 3 securities during the period ended November 30, 2016. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended November 30, 2016, the Fund did not have any significant unobservable (Level 3 securities) used in determining fair value.  Therefore a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivative	Value	Liability Derivative	Value
Equity Contracts - Options	Not Applicable	$-	Options written, at value	$574,881
Equity Contracts - Futures	Net Assets - Unrealized Appreciation*	7,601	Net Assets - Unrealized Depreciation*	4,535
Total		$7,601		$579,416

* Reflects net unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Open Futures Contracts

The effect of derivative instruments on income for the period March 1, 2016 through November 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted foras hedging instruments	Options	Futures	Total
Equity Contracts	$(293,603)	$196,370	$(97,233)
Total	$(293,603)	$196,370	$(97,233)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted foras hedging instruments	Options	Futures	Total
Equity Contracts	$(426,563)	$8,860	$(417,703)
Total	$(426,563)	$8,860	$(417,703)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  January 23, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 23, 2017

* Print the name and title of each signing officer under his or her signature.